INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Cost	$3,762	$4,657
Accumulated amortization	(870)	(958)
Total	$2,892	$3,699
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Brazilian regulated gas transmission operation	$2,299	$2,970
Global intermodal logistics operation(1)	576	704
U.K. regulated distribution operation	17	25
Total	$2,892	$3,699

(1)See Note 5, Acquisition of Businesses, for additional information.
The intangible assets at our Brazilian regulated transmission operation relate to concession arrangements with the local energy regulator, Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”). Total capacity is fully contracted under long-term “ship-or-pay” gas transportation agreements (“GTA”) and therefore, the business is exposed to no volume risk, with predefined tariffs annually adjusted by inflation. On April 8, 2021, new legislation was passed in Brazil which provides our Brazilian regulated gas transmission operation the right to operate the gas pipelines perpetually. The intangible assets are amortized on a straight-line basis over the estimated useful life of the underlying infrastructure.
The intangible asset at our global intermodal logistics operations primarily relate to customer relationships, which represent the on-going economic benefit from our leasing contracts with customers, in addition to brand, and developed technology. The intangibles are amortized on a straight-line basis over the estimated useful life.
The intangible assets at our U.K. regulated distribution operation relate to customer order backlogs, which represents the present value of future earnings derived from the build out of contracted connections at the acquisition date of the U.K. regulated distribution operation.
Our intangible assets are evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Despite recent volatility observed in commodity and foreign exchange markets and the interruption to global supply chains, our intangible assets remain largely unaffected, with no impairment required during the year ended December 31, 2024. Our intangible assets represent long-term critical infrastructure supported by regulated or highly contracted revenues which help protect value over the long term.
The following table presents the change in the cost balance of intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Cost at beginning of the year	$4,657	$3,629
Acquisitions through business combinations(1)	—	710
Additions, net of disposals	30	36
Non cash additions	35	—
Assets reclassified as held for sale(2)	(110)	—
Foreign currency translation	(850)	282
Cost at end of year	$3,762	$4,657

(1)See Note 5, Acquisition of Businesses, for additional information.
(2)See Note 4, Assets and Liabilities classified as Held for Sale, for additional information.

The following table presents the accumulated amortization for our company’s intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Accumulated amortization at beginning of year	$(958)	$(782)
Amortization	(125)	(113)
Assets reclassified as held for sale(1)	5	—
Foreign currency translation	208	(63)
Accumulated amortization at end of year	$(870)	$(958)

(3)See Note 4, Assets and Liabilities classified as Held for Sale, for additional information.